Long-Term Debt And Short-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Long-Term Debt

Long-term debt at March 31, 2012 and 2011 is set forth below:

	Yen (millions)
	2012	2011
Unsecured Straight bond, due 2011, interest 1.64%	—	100,000
Unsecured Straight bond, due 2012, interest 1.14%	—	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	150,000
Unsecured Straight bond, due 2013, interest 0.82% *1	10,000	—
Unsecured Straight bond, due 2013, interest 1.49% *2	20,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2014, interest 2.02% *1	31,769	—
Unsecured Straight bond, due 2015, interest 1.66% *2	39,996	—
Unsecured Straight bond, due 2016, interest 0.752%	200,000	200,000
Unsecured Straight bond, due 2018, interest 1.081%	150,000	150,000
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bond, due 2019, interest 1.593% *2	30,000	—
Unsecured Straight bonds issued by subsidiaries, due 2011 - 2019, interest 0.82% - 2.02% *1,2	—	162,407
Unsecured bank loans, due 2011 - 2015, effective interest 1.0% in fiscal 2012 and 1.1% in fiscal 2011	149,814	259,801
Secured bank loans by subsidiaries, due 2011 - 2027, effective interest 1.84% in fiscal 2012 and 1.91% in fiscal 2011	1,732	3,473
Capital lease obligations	74,082	110,177

	1,157,393	1,535,858
Less current portion	215,625	373,571

	941,768	1,162,287

*1	Bonds originally issued by SANYO were transferred to the Company in fiscal 2012.
*2	Bonds originally issued by Panasonic Electric Works Co., Ltd. (PEW) were transferred to the Company in fiscal 2012.

Schedule Of Aggregate Maturities Of Long-Term Debt

The aggregate annual maturities of long-term debt after March 31, 2012 are as follows:

Year ending March 31	Yen (millions)
2013	215,625
2014	285,960
2015	100,584
2016	248,594
2017	7,659
2018 and thereafter	298,971